Note 17 - Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
17.	Cash and cash equivalents

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Cash at bank and in hand	553	1,285	8,604

The credit ratings of the counterparties with which cash was held are detailed in the table below.

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
A+	(12)	171	5,423
A	-	-	-
A-	2	2	2
AA-	563	1,112	3,179
Total	553	1,285	8,604